UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

Claymore Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Claymore/Zacks Multi-Cap Opportunities Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 95.7%
	Consumer Discretionary - 15.6%
317	Bally Technologies, Inc. (a)	$10,515
653	Goodyear Tire & Rubber Co. (The) (a)	18,062
428	Hasbro, Inc.	12,074
222	J.C. Penney Co., Inc.	15,265
435	Marriott International, Inc. - Class A	19,323
479	McDonald’s Corp.	23,591
205	McGraw-Hill Cos., Inc.	10,344
350	Men’s Wearhouse, Inc.	17,738
287	Phillips-Van Heusen Corp.	16,712
401	Priceline.com, Inc. (a)	33,275
751	Saks, Inc. (a)	12,144
257	Snap-On, Inc.	12,588
212	Target Corp.	13,977
51	WABCO Holdings, Inc.	2,308

		217,916

	Consumer Staples - 11.1%
262	Archer-Daniels-Midland Co.	8,829
267	Colgate-Palmolive Co.	17,707
351	Corn Products International, Inc.	15,865
633	Hain Celestial Group, Inc. (a)	18,522
184	Kimberly-Clark Corp.	12,639
633	Kroger Co. (The)	16,825
320	Pepsico, Inc.	21,770
160	Procter & Gamble Co.	10,450
400	Safeway, Inc.	12,692
87	Sanderson Farms, Inc.	3,649
280	Wrigley (Wm.) Jr. Co.	16,310

		155,258

	Energy - 4.8%
365	Chevron Corp.	32,032
306	ConocoPhillips	25,058
294	St. Mary Land & Exploration Co.	9,805

		66,895

	Financials - 6.9%
316	Bank of America Corp.	16,015
186	Franklin Resources, Inc.	24,509
193	Hartford Financial Services Group, Inc. (The)	17,160
295	Metlife, Inc.	18,895
153	State Street Corp.	9,388
367	W.R. Berkley Corp.	10,970

		96,937

	Health Care - 16.3%
312	Baxter International, Inc.	17,085
235	Becton Dickinson & Co.	18,081
138	Cephalon, Inc. (a)	10,357
240	DaVita, Inc. (a)	13,805
490	Dentsply International, Inc.	19,296
151	Genentech, Inc. (a)	11,296
135	Intuitive Surgical, Inc. (a)	29,873
267	Johnson & Johnson	16,498
220	Laboratory Corp. of America Holdings (a)	17,085
545	Schering-Plough Corp.	16,361
241	St. Jude Medical, Inc. (a)	10,500
356	Teva Pharmaceutical Industries, Ltd. - ADR (Israel)	15,308
342	Thermo Fisher Scientific, Inc. (a)	18,547
184	WellPoint, Inc. (a)	14,829

		228,921

	Industrials - 12.0%
143	Actuant Corp.	8,722
154	American Standard Cos., Inc.	5,672
258	Barnes Group, Inc.	8,117
174	Boeing Co.	16,826
359	Emerson Electric Co.	17,674
318	Gardner Denver, Inc. (a)	12,691
265	Goodrich Corp.	16,737
259	Macquarie Infrastructure Co. LLC	10,476
281	Raytheon Co.	17,236
168	Terex Corp. (a)	13,420
121	Triumph Group, Inc.	8,858
289	URS Corp. (a)	15,444
333	Watson Wyatt Worldwide, Inc. - Class A	15,754

		167,627

	Information Technology - 21.6%
324	Autodesk, Inc. (a)	15,008
305	Automatic Data Processing, Inc.	13,951
232	Business Objects SA - ADR (France) (a)	10,187
486	Ciena Corp. (a)	18,410
595	Cisco Systems, Inc. (a)	18,992
485	Citrix Systems, Inc. (a)	17,630
411	Comverse Technology, Inc. (a)	6,884
292	Diodes, Inc. (a)	8,850
758	eBay, Inc. (a)	25,848
394	Harris Corp.	23,967
324	Hewlett-Packard Co.	15,989
170	International Business Machines Corp.	19,837
342	MEMC Electronic Materials, Inc. (a)	21,006
471	Microsoft Corp.	13,532
802	Oracle Corp. (a)	16,264
330	Seagate Technology (Cayman Islands)	8,521
488	Synopsys, Inc. (a)	13,332
493	Texas Instruments, Inc.	16,880
474	VeriFone Holdings, Inc. (a)	17,519

		302,607

	Materials - 2.5%
446	Albemarle Corp.	18,050
633	Packaging Corp. of America	16,490

		34,540

	Telecommunication Services - 3.3%
211	America Movil S.A.B. de C.V. - ADR (Mexico)	12,757
824	AT&T, Inc.	32,853

		45,610

	Utilities - 1.6%
226	California Water Service Group	8,753
285	Integrys Energy Group, Inc.	14,298

		23,051

	Total Common Stocks - 95.7%
	(Cost $1,175,635)	1,339,362

	Investment Companies - 1.4%
490	Utilities Select Sector SPDR Fund	18,992

	(Cost $16,551)

	Total Investments - 97.1%
	(Cost $1,192,186)	1,358,354
	Other Assets in excess of Liabilities - 2.9%	40,924

	Net Assets - 100.0%	$1,399,278

ADR - American Depositary Receipt

LLC - Limited Liability Company

(a) Non-income producing security.

Country Allocation*
United States	96.6%
Israel	1.1%
Mexico	0.9%
France	0.8%
Cayman Islands	0.6%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 26, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 26, 2007